Finance leases (Tables)	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
Schedule Of Capital Lease Obligations
	As at
	Jun 30, 2018	Dec 31, 2017
Current portion of finance lease obligations	8,262,567	3,783,044
Current portion of deferred finance fees	(338,319)	(245,578)
Non-current portion of finance lease obligations	89,156,249	39,402,440
Non-current portion of deferred finance fees	(1,294,155)	(445,887)
Total finance lease obligations	95,786,342	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	92,906,342	39,614,019

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the finance leases as at June 30, 2018, were as follows:

As at
Jun 30, 2018
2018	6,970,424
2019	13,782,642
2020	13,636,900
2021	19,659,760
2022	11,887,620
2023	23,685,878
2024	11,723,438
2025	20,789,774
Total minimum lease payments	122,136,436
Less amounts representing interest and deferred finance fees	(26,350,094)
Net minimum lease payments	95,786,342
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum lease payments	92,906,342